Interest and similar income	12 Months Ended
Dec. 31, 2018
Interest and similar income [Abstract]
Interest and similar income

32.        Interest and similar income

“Interest and similar income” in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, regardless the fair value measurement; and the rectifications of income as a result of hedge accounting. Interest is recognized through its gross value, without deducting any tax withheld at source.

The breakdown of the main items of interest and similar charges accrued in 2018, 2017 and 2016 is as follows:

Thousand of reais	2018	2017	2016

Cash and balances with the Brazilian Central Bank	5,095,828	5,953,765	7,315,570
Loans and advances - Credit institutions	2,977,670	5,107,355	7,472,729
Loans and advances - Customers	46,471,507	44,507,217	43,977,981
Debt instruments	13,629,167	13,456,802	14,783,164
Other interest	2,304,221	2,393,210	3,596,633
Total	70,478,393	71,418,349	77,146,077